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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-02363

                       CORNERSTONE TOTAL RETURN FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
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     (Address of principal executive offices)                 (Zip code)

                               Kayadti A. Madison
                  383 Madison Avenue, New York, New York 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Total Return Fund, Inc. (the "Registrant") to stockholders for the semi-annual period ended June 30, 2008 follows.




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                               CORNERSTONE TOTAL
                               RETURN FUND, INC.















                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008
================================================================================

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Result of Annual Meeting of Stockholders                                      13

Description of Dividend Reinvestment Plan                                     14

Investment Management Agreement Approval Disclosure                           16

Proxy Voting and Portfolio Holdings Information                               17

Privacy Policy Notice                                                         17

Summary of General Information                                                18

Shareholder Information                                                       18



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

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CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2008 (UNAUDITED)
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SECTOR ALLOCATION

                                                                     Percent of
Sector                                                               Net Assets
--------------------------------------------------------------------------------
Information Technology                                                  15.8
--------------------------------------------------------------------------------
Energy                                                                  14.5
--------------------------------------------------------------------------------
Financials                                                              11.4
--------------------------------------------------------------------------------
Healthcare                                                              10.8
--------------------------------------------------------------------------------
Industrials                                                             10.4
--------------------------------------------------------------------------------
Consumer Staples                                                        10.0
--------------------------------------------------------------------------------
Closed-End Funds                                                         8.0
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Consumer Discretionary                                                   7.7
--------------------------------------------------------------------------------
Materials                                                                3.8
--------------------------------------------------------------------------------
Utilities                                                                3.4
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Telecommunication Services                                               3.0
--------------------------------------------------------------------------------
Other                                                                    1.2
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TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
    Holding                                          Sector           Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation                          Energy               5.0
--------------------------------------------------------------------------------
2.  General Electric Company                      Industrials             3.4
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3.  Chevron Corporation                              Energy               2.8
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4.  Johnson & Johnson                              Healthcare             2.8
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5.  Apple Computer, Inc.                      Information Technology      2.4
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6.  Wal-Mart Stores, Inc.                       Consumer Staples          2.3
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7.  Microsoft Corporation                     Information Technology      2.3
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8.  Adams Express Company                       Closed-End Funds          2.2
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9.  AT&T Inc.                               Telecommunication Services    2.2
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10. Dreman/Claymore Dividend & Income Fund      Closed-End Funds          1.9
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                                                                               1
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
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CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.38%
 CLOSED-END FUNDS - 8.01%
  Adams Express Company (a)                                67,400     $  798,690
  Dreman/Claymore Dividend & Income Fund                   53,500        679,450
  Other Closed-End Funds (a)(b)                                        1,372,755
                                                                      ----------
                                                                       2,850,895
                                                                      ----------
CONSUMER DISCRETIONARY - 7.66%
  McDonald's Corporation                                    5,100        286,722
  Walt Disney Company (The)                                11,000        343,200
  Other Consumer Discretionary (b)                                     2,094,525
                                                                      ----------
                                                                       2,724,447
                                                                      ----------
CONSUMER STAPLES - 10.04%
  Coca-Cola Company (The)                                   8,000        415,840
  PepsiCo, Inc.                                             5,000        317,950
  Philip Morris International Inc.                          7,700        380,303
  Procter & Gamble Company (The)                            8,472        515,182
  Wal-Mart Stores, Inc.                                    14,500        814,900
  Other Consumer Staples (b)                                           1,129,357
                                                                      ----------
                                                                       3,573,532
                                                                      ----------
ENERGY - 14.48%
  Chevron Corporation                                      10,068        998,041
  Devon Energy Corporation                                  2,500        300,400
  Exxon Mobil Corporation ^                                20,000      1,762,601
  Peabody Energy Corporation                                2,500        220,125
  Schlumberger Limited ^                                    5,000        537,150
  Weatherford International Ltd. *                          5,000        247,950
  XTO Energy, Inc.                                          3,125        214,094
  Other Energy (b)                                                       870,290
                                                                      ----------
                                                                       5,150,651
                                                                      ----------
FINANCIALS - 11.36%
  American International Group, Inc. ^                      8,331        220,438
  Bank of America Corporation                              17,521        418,226
  Goldman Sachs Group, Inc. (The) ^                         3,000        524,700
  JPMorgan Chase & Co.                                     18,200        624,442





                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
  Travelers Companies, Inc. (The)                           5,092     $  220,993
  Wells Fargo & Company                                    14,000        332,500
  Other Financials (b)                                                 1,701,745
                                                                      ----------
                                                                       4,043,044
                                                                      ----------
HEALTHCARE - 10.83%
  Gilead Sciences, Inc. *                                   7,000        370,650
  Johnson & Johnson                                        15,500        997,270
  Medtronic, Inc.                                           4,500        232,875
  Merck & Co. Inc. ^                                       10,700        403,283
  Pfizer Inc.                                              12,000        209,640
  Other Healthcare (b)                                                 1,638,962
                                                                      ----------
                                                                       3,852,680
                                                                      ----------
INDUSTRIALS - 10.45%
  CSX Corporation                                           5,000        314,050
  General Dynamics Corporation ^                            2,500        210,500
  General Electric Company                                 45,000      1,201,050
  Lockheed Martin Corporation ^                             2,500        246,650
  United Parcel Service, Inc., Class B                      4,000        245,880
  United Technologies Corporation                           4,400        271,480
  Other Industrials (b)                                                1,228,518
                                                                      ----------
                                                                       3,718,128
                                                                      ----------
INFORMATION TECHNOLOGY - 15.79%
  Apple Computer, Inc. ^ *                                  5,000        837,200
  Cisco Systems, Inc. *                                    19,000        441,940
  Google Inc. *                                             1,000        526,420
  Hewlett-Packard Company                                   7,500        331,575
  International Business Machines Corporation               3,200        379,296
  Microsoft Corporation                                    29,500        811,545
  Oracle Corporation *                                     23,600        495,600
  QUALCOMM Inc.                                             6,800        301,716
  Texas Instruments Incorporated ^                         11,000        309,760
  Other Information Technology (b)                                     1,181,285
                                                                      ----------
                                                                       5,616,337
                                                                      ----------

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See accompanying notes to financial statements.
2

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CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)(CONCLUDED)
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                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
MATERIALS - 3.76%
  Air Products & Chemicals, Inc.                            2,500     $  247,150
  Freeport-McMoRan Copper & Gold, Inc.                      2,500        292,975
  Monsanto Company                                          3,546        448,356
  Other Materials (b)                                                    349,137
                                                                      ----------
                                                                       1,337,618
                                                                      ----------
REAL ESTATE INVESTMENT TRUST - 0.63%
  Simon Property Group, Inc. ^                              2,500        224,725
                                                                      ----------

TELECOMMUNICATION SERVICES - 2.98%
  AT&T Inc.                                                23,589        794,713
  Verizon Communications Inc.                               7,500        265,500
                                                                      ----------
                                                                       1,060,213
                                                                      ----------
UTILITIES - 3.39%
  American Electric Power Company, Inc.                     5,500        221,265
  Dominion Resources, Inc.                                  5,000        237,450
  Other Utilities (b)                                                    745,923
                                                                      ----------
                                                                       1,204,638
                                                                      ----------
TOTAL EQUITY SECURITIES
    (cost - $31,436,813)                                              35,356,908
                                                                      ----------
SHORT-TERM INVESTMENTS - 11.62%
MONEY MARKET SECURITY - 0.63%
  JPMorgan U.S. Government Money Market Fund              222,427        222,427
                                                                      ----------


                                                        Principal
                                                        Amount
Description                                             (000's)          Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.99%
  Bear, Stearns & Co. Inc. +
  (Agreements dated
  6/30/2008 to be
  repurchased at $3,912,140) (c)                          $ 3,912    $ 3,911,885
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $4,134,312)                                                  4,134,312
                                                                     -----------
TOTAL INVESTMENTS - 111.00%
  (cost - $35,571,125)                                                39,491,220
                                                                     -----------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.00)%                                             (3,914,758)
                                                                     -----------

NET ASSETS - 100.00%                                                $ 35,576,462
                                                                    ============


---------
^  Security or a portion thereof is out on loan.
*  Non-income producing security.
+  Includes investments purchased with collateral received for securities on loan.
(a)  Affiliated investment. The Fund holds 2.24% and 0.37% (based on net assets)
     of Adams Express Company and Petroleum & Resources Corporation,
     respectively. A director of the Fund also serves as a director to such companies. During the six months ended June 30, 2008, 3,000 shares of Adams
     Express Company were sold. There were no other purchases or sales of these securities.
(b)  Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2008.
(c)  At June 30, 2008, the maturity date for all repurchase agreements held was
     July 1, 2008, with interest rates ranging from 1.25% to 2.50% and collateralized by $4,022,429 in U.S. Treasury Bonds maturing April 15,
     2028.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               3

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
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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments, at value, including collateral for securities
  on loan of $3,911,885:
  Unaffiliated issuers (cost - $34,610,250)(1)                     $ 38,561,760
  Affiliated issuers (cost - $960,875)                                  929,460
                                                                   ------------
  Total investments (cost - $35,571,125)                             39,491,220
Receivables:
  Dividends                                                              45,152
  Foreign reclaims                                                       22,943
  Interest                                                                1,050
Prepaid expenses                                                          4,952
                                                                   ------------
Total Assets                                                         39,565,317
                                                                   ------------

LIABILITIES

Payables:
  Due to custodian                                                          604
  Upon return of securities loaned                                    3,911,885
  Investment management fees                                             30,902
  Directors' fees                                                        14,869
  Other accrued expenses                                                 30,595
                                                                   ------------
Total Liabilities                                                     3,988,855
                                                                   ------------
NET ASSETS (applicable to 5,427,065 shares of common
  stock outstanding)                                               $ 35,576,462
                                                                   ============

NET ASSET VALUE PER SHARE ($35,576,462 / 5,427,065)                $       6.56
                                                                   ============

NET ASSETS CONSISTS OF

Capital stock, $0.01 par value;
  5,427,065 shares issued and outstanding
  (15,000,000 shares authorized)                                   $     54,270
Paid-in capital                                                      47,872,581
Accumulated net realized loss on investments and
  foreign currency related transactions                             (16,276,850)
Net unrealized appreciation in value of
  investments and translation of foreign currency                     3,926,461
                                                                   ------------
Net assets applicable to shares outstanding                        $ 35,576,462
                                                                   ============

-----------
(1) Includes securities out on loan to brokers with a market value of
    $3,816,641.

================================================================================
See accompanying notes to financial statements.
4

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
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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends (including $5,992 earned from affiliated issuers)       $   466,632
  Interest                                                                4,277
  Securities lending                                                      4,372
                                                                    -----------
  Total Investment Income                                               475,281
                                                                    -----------

Expenses:
  Investment management fees                                            196,784
  Directors' fees                                                        28,821
  Administration fees                                                    25,233
  Legal and audit fees                                                   20,730
  Accounting fees                                                        15,142
  Printing                                                               14,910
  Transfer agent fees                                                    14,885
  Custodian fees                                                          5,968
  Insurance                                                               2,573
  Stock exchange listing fees                                             1,708
  Miscellaneous                                                           1,243
                                                                    -----------
  Total Expenses                                                        327,997
  Less: Management fee waivers                                          (12,643)
  Less: Fees paid indirectly                                            (14,301)
                                                                    -----------
    Net Expenses                                                        301,053
                                                                    -----------
  Net Investment Income                                                 174,228
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized loss from investments                                   (1,069,485)
Capital gain distributions from regulated investment companies           13,366
Net change in unrealized appreciation in value of investments
  and translation of foreign currency                                (4,608,207)
                                                                    -----------
Net realized and unrealized loss on investments
  and foreign currency related transactions                          (5,664,326)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(5,490,098)
                                                                    ===========


================================================================================
                                 See accompanying notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                        For the Six
                                                        Months Ended
                                                        June 30, 2008   For the Year Ended
                                                        (unaudited)      December 31, 2007
                                                        -----------      -----------------

DECREASE IN NET ASSETS

Operations:
  Net investment income                                 $    174,228    $    365,282
  Net realized gain/(loss) from investments
    and foreign currency related transactions             (1,069,485)         31,417
  Capital gain distributions from regulated
    investment companies                                      13,366         116,984
  Net change in unrealized appreciation in
    value of investments and translation
    of foreign currency                                   (4,608,207)      1,514,360
                                                        ------------    ------------
    Net increase/(decrease) in net assets
      resulting from operations                           (5,490,098)      2,028,043
                                                        ------------    ------------
Dividends and distributions to shareholders:
  Net investment income                                     (174,228)       (363,469)
  Net realized capital gains                                    --          (150,214)
  Return-of-capital                                       (5,062,317)    (10,698,032)
                                                        ------------    ------------
    Total dividends and distributions to shareholders     (5,236,545)    (11,211,715)
                                                        ------------    ------------
Capital stock transactions:
  Proceeds from 83,927 and 175,264 shares
   newly issued in reinvestment of dividends
   and distributions, respectively                           892,024       2,215,523
                                                        ------------    ------------

Total decrease in net assets                              (9,834,619)     (6,968,149)
                                                        ------------    ------------
NET ASSETS

Beginning of period                                       45,411,081      52,379,230
                                                        ------------    ------------

End of period                                           $ 35,576,462    $ 45,411,081
                                                        ============    ============




================================================================================
See accompanying notes to financial statements.
6

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
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CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
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Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                    For the Six
                                    Months Ended                     For the Years Ended December 31,
                                    June 30, 2008 ---------------------------------------------------------------------
                                    (unaudited)      2007           2006           2005           2004          2003
                                    -----------      ----           ----           ----           ----          ----
PER SHARE OPERATING
PERFORMANCE
Net asset value,
  beginning of period                $   8.50     $  10.14       $  10.91       $  12.78       $  13.89       $  12.89
                                     --------     --------       --------       --------       --------       --------
Net investment income #                  0.03         0.07           0.09           0.06           0.10           0.08
Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency
  related transactions                  (1.05)        0.32           1.25           0.18           0.87           2.91
                                     --------     --------       --------       --------       --------       --------
Net increase/(decrease)
  in net assets resulting
  from operations                       (1.02)        0.39           1.34           0.24           0.97           2.99
                                     --------     --------       --------       --------       --------       --------
Dividends and distributions
  to shareholders:
Net investment income                   (0.03)       (0.07)         (0.09)         (0.06)         (0.10)         (0.08)
Net realized capital gains               --          (0.03)          --             --             --             --
Return-of-capital                       (0.94)       (2.04)         (2.02)         (2.05)         (2.01)         (1.91)
                                     --------     --------       --------       --------       --------       --------
Total dividends and
  distributions to
  shareholders                          (0.97)       (2.14)         (2.11)         (2.11)         (2.11)         (1.99)
                                     --------     --------       --------       --------       --------       --------
Capital stock transactions:
  Anti-dilutive effect due
  to shares issued in reinvestment
  of dividends and distributions         0.05         0.11           --             --             0.03           --
                                     --------     --------       --------       --------       --------       --------
Net asset value, end of period       $   6.56     $   8.50       $  10.14       $  10.91       $  12.78       $  13.89
                                     ========     ========       ========       ========       ========       ========
Market value, end of period          $  12.35     $   9.80       $  19.62       $  14.65       $  17.95       $  17.95
                                     ========     ========       ========       ========       ========       ========
Total investment return (a)             38.01%      (40.97)%        64.15%         (2.07)%        15.11%         82.96%
                                     ========     ========       ========       ========       ========       ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                     $  35,576     $ 45,411       $ 52,379       $ 54,194       $ 61,365       $ 65,642
Ratio of expenses to
  average net assets,
  net of fee waivers,
  if any (b)                             1.52%(d)     1.49%          1.44%          1.47%          1.41%          1.20%
Ratio of expenses to
  average net assets,
  excluding fee waivers,
  if any (c)                             1.66%(d)     1.53%          1.50%          1.52%          1.45%          1.43%
Ratio of expenses to
  average net assets,
  net of fee waivers,
  if any (c)                             1.60%(d)     1.52%          1.50%          1.50%          1.43%          1.23%
Ratio of net investment
  income to average net assets           0.88%(d)     0.74%          0.82%          0.53%          0.75%          0.65%
Portfolio turnover rate                  7.35%       11.00%         11.29%          9.84%         12.15%          3.62%

------------------------------------------------------------------------------------------------------------------------

#    Based on average shares outstanding.
(a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)  Expenses are net of fees paid indirectly.
(c)  Expenses exclude the reduction for fees paid indirectly.
(d)  Annualized

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7
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--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on
March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The
Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America
("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc.
(the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At June 30, 2008, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of
Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.
At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment
Manager" or


================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

"Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed any uncertain tax positions for open tax years 2004 through 2007. The Fund has initiated discussions with the Internal Revenue Service's National Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Sub-Chapter M requirements of the Internal Revenue Code for certain prior tax years. The outcome of this matter is currently uncertain including, whether ultimately it might negatively affect the tax status of the Fund. The Fund will continue to monitor this matter closely and is pursuing a potential resolution with the Internal Revenue Service that, if successful, will avoid a material negative tax impact to the Fund. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion



================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                      INVESTMENTS IN       OTHER FINANCIAL
VALUATION INPUTS                        SECURITIES           INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted
  Prices                               $ 35,356,908                --
Level 2 - Other
  Significant
  Observable Inputs                       4,134,312                --
Level 3 - Significant
  Unobservable Inputs                        --                    --
                                       ------------           -----------
Total                                  $ 39,491,220                --
                                       ============           ===========

---------
*  Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2008.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE D. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the six months ended June 30, 2008, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.125% of average net assets. For the six months ended June 30, 2008, Cornerstone earned $196,784 for investment management services, of which it waived $12,643. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption Fees PAID INDIRECTLY, are expense offsets of $14,301 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $12,418 for the six months ended June 30, 2008 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund until February 15, 2008.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term investments, were $2,931,513 and $7,090,938 respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 15,000,000 shares of common stock authorized and 5,427,065 shares outstanding at June 30, 2008. As of that date, three individuals that control Cornerstone owned 21,913 shares in the Fund.

Transactions in common stock for the period ended June 30, 2008 were as follows:

Shares at beginning of period                      5,343,138
Shares newly issued in reinvestment of
  dividends and distributions                         83,927
                                                  ----------
Shares at end of period                            5,427,065
                                                  ==========

NOTE G. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2008. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE H. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at June 30, 2008, was $3,816,641. During the six months ended June 30, 2008, the Fund earned $4,372 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE I. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

           ORDINARY INCOME               RETURN-OF-CAPITAL
           ---------------               -----------------
       2007             2006          2007              2006
       ----             ----          ----              ----
    $513,683          $428,197     $10,698,032      $10,248,116

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2007, the Fund incurred Post-October losses in the amount of $287,816.

At December 31, 2007, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $14,881,286, of which $12,449,240 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012,
$420,772 expires in 2013 and $57,090 expires in 2014.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $35,600,706, $7,739,651, $(3,849,137), and $3,890,514, respectively.





================================================================================
12

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 15, 2008, the Annual Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon based on 5,360,139 shares of common stock outstanding on February 19, 2008:

    (1) To approve the re-election of six Directors until the 2009 Annual
Meeting.

              NAME OF DIRECTORS            FOR       WITHHOLD
              Ralph W. Bradshaw        4,469,627     192,438
              Thomas H. Lenagh         4,463,543     198,522
              Edwin Meese III          4,448,534     213,531
              Scott B. Rogers          4,463,998     198,067
              Andrew A. Strauss        4,465,705     196,360
              Glenn W. Wilcox, Sr.     4,464,287     197,778














================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive



================================================================================
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

certificates for whole shares owned.

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan. Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein.

Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.







================================================================================

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Total Return Fund, Inc. (the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 15, 2008.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly (including basic legal fees but excluding other legal and extraordinary expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by comparable closed-end funds, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

================================================================================
16

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and
   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



================================================================================

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------






================================================================================
18

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















                      This page intentionally left blank.

                      CORNERSTONE TOTAL RETURN FUND, INC.

================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                              Directors and President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Gary A. Bentz               Chief Compliance Officer
                              and Secretary
William A. Clark            Vice President
Kayadti A. Madison          Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square          Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

ADMINISTRATOR               INDEPENDENT REGISTERED
Bear Stearns Funds          PUBLIC ACCOUNTING FIRM
  Management Inc.,          Tait, Weller & Baker LLP
  a J.P. Morgan Company     1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.


                                      LOGO
                                    AMERICAN
                               STOCK EXCHANGE(R)
                                     LISTED
                                      CRF

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.
(a)

================================================================================
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)
================================================================================

                                                        No. of
 Description                                            Shares         Value
-----------------------------------------------       -----------    -----------

EQUITY SECURITIES - 99.38%
    CLOSED-END FUNDS - 8.01%
       Adams Express Company (a)                             67,400   $  798,690
       Alpine Global Premier Properties Fund                  3,000       32,550
       Boulder Growth & Income Fund Inc.                      7,700       56,672
       Boulder Total Return Fund, Inc.                        7,500      135,375
       Central Europe and Russia Fund, Inc. (The) ^           2,500      131,850
       Denali Fund (The)                                      8,500      146,200
       Dreman/Claymore Dividend & Income Fund                53,500      679,450
       H&Q Healthcare Investors ^                            11,400      167,238
       H&Q Life Sciences Investors ^                          6,000       68,520
       Japan Equity Fund *                                   13,000       91,000
       Liberty All-Star Growth Fund, Inc.                    39,075      182,090
       Petroleum & Resources Corporation (a)                  3,000      130,770
       Templeton Emerging Markets Fund                        3,000       59,550
       Zweig Fund, Inc. ^                                    37,000      170,940
                                                                      ----------
                                                                       2,850,895
                                                                      ----------
    CONSUMER DISCRETIONARY - 7.66%
       Amazon.com, Inc. *                                     2,500      183,325
       Bed Bath & Beyond Inc. *                               2,500       70,250
       Best Buy Co., Inc. ^                                   2,500       99,000
       Comcast Corporation, Class A ^                         9,012      170,958
       Comcast Corporation, Special Class A                   4,250       79,730
       DIRECTV Group, Inc. (The) *                            4,000      103,640
       Ford Motor Company *                                  14,000       67,340
       Gap, Inc. (The)                                        3,000       50,010
       Goodyear Tire & Rubber Company (The) *                 2,500       44,575
       Home Depot, Inc. (The)                                 5,000      117,100
       Johnson Controls, Inc. ^                               2,500       71,700
       Lowe's Companies, Inc. ^                               5,000      103,750
       Marriott International, Inc., Class A                  2,000       52,480
       Mattel, Inc.                                           4,500       77,040
       McDonald's Corporation                                 5,100      286,722
       News Corporation, Class B ^                            7,500      115,125
       NIKE, Inc., Class B                                    2,500      149,025
       Omnicom Group Inc. ^                                   3,000      134,640
       Pulte Homes, Inc. ^                                    2,500       24,075
       Staples, Inc.                                          3,150       74,812
       Starbucks Corporation *                                2,500       39,350
       Tata Motors Limited ^ ADR                              2,500       25,125
       Time Warner Inc. ^                                    11,000      162,800
       TJX Companies, Inc. (The)                              2,500       78,675
       Walt Disney Company (The)                             11,000      343,200
                                                                      ----------
                                                                       2,724,447
                                                                      ----------

    CONSUMER STAPLES - 10.04%
       Altria Group, Inc.                                     7,700      158,312
       Coca-Cola Company (The)                                8,000      415,840
       Colgate-Palmolive Company                              2,500      172,750
       ConAgra Foods, Inc.                                    2,500       48,200
       CVS Corporation                                        4,175      165,205
       H.J. Heinz Company                                     2,700      129,195
       Kraft Foods Inc, Class A                               5,328      151,582
       Kroger Co. (The)                                       3,600      103,932
       PepsiCo, Inc.                                          5,000      317,950
       Philip Morris International Inc.                       7,700      380,303
       Procter & Gamble Company (The)                         8,472      515,182
       Sara Lee Corporation                                   2,500       30,625
       Sysco Corporation ^                                    2,500       68,775
       Walgreen Co.                                           3,100      100,781
       Wal-Mart Stores, Inc.                                 14,500      814,900
                                                                      ----------
                                                                       3,573,532
                                                                      ----------
    ENERGY - 14.48%
       Apache Corporation                                     1,000      139,000
       Chesapeake Energy Corporation                          2,500      164,900
       Chevron Corporation                                   10,068      998,041
       Devon Energy Corporation                               2,500      300,400
       El Paso Corporation.                                   5,000      108,700
       Exxon Mobil Corporation ^                             20,000    1,762,601
       Halliburton Company ^                                  2,500      132,675
       Peabody Energy Corporation                             2,500      220,125
       Schlumberger Limited ^                                 5,000      537,150
       Spectra Energy Corporation                             2,500       71,850
       Transocean Inc. ^                                      1,000      152,390
       Weatherford International Ltd. *                       5,000      247,950
       Williams Companies, Inc. (The)                         2,500      100,775
       XTO Energy, Inc.                                       3,125      214,094
                                                                      ----------
                                                                       5,150,651
                                                                      ----------
    FINANCIALS - 11.36%
       AFLAC Incorporated                                     1,500       94,200
       American Express Company ^                             3,500      131,845
       American International Group, Inc. ^                   8,331      220,438
       Ameriprise Financial, Inc.                             1,220       49,617
       Aon Corporation                                        2,500      114,850
       Bank of America Corporation                           17,521      418,226
       Bank of New York Mellon Corporation                    4,800      181,584
       BB&T Corporation ^                                     2,000       45,540
       Charles Schwab Corporation (The) ^                     8,200      168,428
       Chubb Corporation (The) ^                              2,000       98,020
       Fannie Mae ^                                           3,000       58,530
       Freddie Mac                                            2,500       41,000

       Goldman Sachs Group, Inc. (The) ^                      3,000      524,700
       Hartford Financial Services Group, Inc. (The)          2,500      161,425
       Hudson City Bancorp, Inc.                              2,500       41,700
       JPMorgan Chase & Co.                                  18,200      624,442
       KeyCorp ^                                              5,000       54,900
       Metlife, Inc. ^                                        3,000      158,310
       Morgan Stanley ^                                       1,700       61,319
       State Street Corporation                               1,600      102,384
       Travelers Companies, Inc. (The)                        5,092      220,993
       UnumProvident Corporation                              2,500       51,125
       Wachovia Corporation ^                                 5,600       86,968
       Wells Fargo & Company                                 14,000      332,500
                                                                      ----------
                                                                       4,043,044
                                                                      ----------
    HEALTHCARE - 10.83%
       Aetna Inc.                                             4,000      162,120
       Baxter International Inc. ^                            2,500      159,850
       Bristol-Myers Squibb Company ^                         4,000       82,120
       Celgene Corporation ^ *                                2,500      159,675
       Gilead Sciences, Inc. *                                7,000      370,650
       Johnson & Johnson                                     15,500      997,270
       Laboratory Corporation of America Holdings *           2,500      174,075
       McKesson Corporation ^                                 2,500      139,775
       Medco Health Solutions, Inc. ^ *                       1,562       73,726
       Medtronic, Inc.                                        4,500      232,875
       Merck & Co. Inc. ^                                    10,700      403,283
       Pfizer Inc.                                           12,000      209,640
       Schering-Plough Corporation                            4,400       86,636
       St. Jude Medical, Inc. *                               2,500      102,200
       Stryker Corporation                                    2,000      125,760
       UnitedHealth Group Incorporated                        3,500       91,875
       Waters Corporation ^ *                                 2,500      161,250
       Wyeth                                                  2,500      119,900
                                                                      ----------
                                                                       3,852,680
                                                                      ----------
    INDUSTRIALS - 10.45%
       Allied Waste Industries, Inc. ^ *                      2,500       31,550
       Boeing Company (The) ^                                 1,400       92,008
       Caterpillar Inc.                                       2,500      184,550
       CSX Corporation                                        5,000      314,050
       Danaher Corporation                                    2,500      193,250
       Deere & Company ^                                      2,000      144,260
       General Dynamics Corporation ^                         2,500      210,500
       General Electric Company                              45,000    1,201,050
       Illinois Tool Works Inc.                               2,500      118,775
       Lockheed Martin Corporation ^                          2,500      246,650
       Raytheon Company                                       2,500      140,700
       Rockwell Automation, Inc.                              2,500      109,325
       Textron Inc.                                           2,500      119,825
       United Parcel Service, Inc., Class B                   4,000      245,880
       United Technologies Corporation                        4,400      271,480
       Waste Management, Inc.                                 2,500       94,275
                                                                      ----------
                                                                       3,718,128
                                                                      ----------

    INFORMATION TECHNOLOGY - 15.79%
       Agilent Technologies Inc. *                            2,500       88,850
       Apple Computer, Inc. ^ *                               5,000      837,200
       Automatic Data Processing, Inc.                        2,500      104,750
       Cisco Systems, Inc. *                                 19,000      441,940
       Corning Incorporated                                   6,000      138,300
       eBay Inc. *                                            6,500      177,645
       EMC Corporation *                                      8,000      117,520
       Google Inc. *                                          1,000      526,420
       Hewlett-Packard Company                                7,500      331,575
       Intel Corporation                                      8,000      171,840
       International Business Machines Corporation            3,200      379,296
       Intuit Inc. *                                          2,500       68,925
       Microsoft Corporation                                 29,500      811,545
       Nokia ADR                                              2,500       61,250
       NVIDIA Corporation ^ *                                 3,750       70,200
       Oracle Corporation *                                  23,600      495,600
       Paychex, Inc.                                          2,500       78,200
       QUALCOMM Inc.                                          6,800      301,716
       Texas Instruments Incorporated ^                      11,000      309,760
       Xerox Corporation ^                                    3,000       40,680
       Xilinx, Inc.                                           2,500       63,125
                                                                      ----------
                                                                       5,616,337
                                                                      ----------
    MATERIALS - 3.76%
       Air Products & Chemicals, Inc.                         2,500      247,150
       Alcoa Inc. ^                                           3,000      106,860
       Dow Chemical Company (The) ^                           3,500      122,185
       E. I. du Pont de Nemours and Company                   2,800      120,092
       Freeport-McMoRan Copper & Gold, Inc.                   2,500      292,975
       Monsanto Company                                       3,546      448,356
                                                                      ----------
                                                                       1,337,618
                                                                      ----------
    REAL ESTATE INVESTMENT TRUST - 0.63%
       Simon Property Group, Inc. ^                           2,500      224,725
                                                                      ----------

    TELECOMMUNICATION SERVICES - 2.98%
       AT&T Inc.                                             23,589      794,713
       Verizon Communications Inc.                            7,500      265,500
                                                                      ----------
                                                                       1,060,213
                                                                      ----------
    UTILITIES - 3.39%
       AES Corporation (The) *                                3,000       57,630
       Alleghany Energy Inc.                                  2,500      125,275
       American Electric Power Company, Inc.                  5,500      221,265
       Dominion Resources, Inc.                               5,000      237,450
       Duke Energy Corporation                                6,600      114,708
       FirstEnergy Corp.                                      2,500      205,825
       NiSource Inc.                                          2,500       44,800
       Southern Company (The) ^                               2,500       87,300
       Xcel Energy, Inc.                                      5,500      110,385
                                                                      ----------
                                                                       1,204,638
                                                                      ----------

TOTAL EQUITY SECURITIES
     (cost - $31,436,813)                                             35,356,908
                                                                      ----------

SHORT-TERM INVESTMENTS - 11.62%
    MONEY MARKET SECURITY - 0.63%
       JPMorgan U.S. Government Money Market Fund           222,427      222,427
                                                                      ----------

                                                          Principal
                                                           Amount
                                                           (000's)
                                                          ---------
REPURCHASE AGREEMENTS - 10.99%
 Bear, Stearns & Co. Inc. + ++
   (Agreements dated 6/30/2008 to
   be repurchased at $3,445,581, 2.50%,
   7/1/2008, collateralized by $3,540,402
   in United States Treasury Bonds)                         $ 3,445    3,445,342
 Bear, Stearns & Co. Inc. + ++
   (Agreements dated 6/30/2008 to be
   repurchased at $466,559, 1.25%,
   7/1/2008, collateralized by $482,027
   in United States Treasury Bonds)                             467      466,543
                                                                    ------------
                                                                       3,911,885
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
     (cost - $4,134,312)                                               4,134,312
                                                                    ------------
TOTAL INVESTMENTS - 111.00%
     (cost - $35,571,125)                                             39,491,220
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.00)%                      (3,914,758)
                                                                    ------------
NET ASSETS - 100.00%                                                $ 35,576,462
                                                                    ============

------------------------------
(a) Affiliated investment. The Fund holds 2.24% and 0.37% (based on net assets)
of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the six months ended June 30, 2008, 3,000 shares of Adams Express Company were sold.
There were no other purchases or sales of these securities.

^   Security or a portion thereof is out on loan.
*   Non-income producing security.
ADR American Depositary Receipt
+   Stated interest rate, before rebate earned by borrower of securities on loan.
++  Represents investment purchased with collateral received for securities on loan.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: September 8, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Total Return Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: September 8, 2008

By: /S/ KAYADTI A. MADISON
----------------------
Name: Kayadti A. Madison
Title: Principal Financial Officer
Date: September 8, 2008